CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss)		$ 534,700,000		$ 51,100,000		$ 29,800,000
Adjustments to reconcile net income to net cash providing by/(used in) operating activities:
Depreciation and amortization		11,000,000.0		43,300,000		53,300,000
Impairment of lease assets		0		(6,700,000)		400,000
Amortization of right-of-use operating lease assets		10,700,000		10,100,000		12,000,000.0
Interest on operating lease liabilities		4,500,000		5,400,000		5,500,000
Realized and unrealized investment gains		(75,900,000)		(5,000,000.0)		(56,200,000)
Realized and unrealized investment losses	[1]	61,400,000		182,600,000		47,400,000
Deferred tax expense/(benefit)		(197,700,000)		(104,600,000)		(3,200,000)
Net realized and unrealized investment foreign exchange (gains)/losses		(5,300,000)		15,900,000		13,000,000.0
Net change from current period hedged transactions		(14,000,000.0)		15,400,000		(6,200,000)
Unrealized (gain)/loss on real estate fund in net investment income		17,900,000		(14,500,000)		(20,500,000)
Insurance reserves:
Losses and loss adjustment expenses		99,700,000		99,100,000		483,300,000
Unearned premiums		(31,200,000)		345,200,000		310,200,000
Reinsurance recoverables:
Unpaid losses		(319,900,000)		1,599,600,000		109,500,000
Ceded unearned premiums		3,800,000		(141,200,000)		(143,100,000)
Other receivables		11,700,000		(26,400,000)		(19,400,000)
Deferred acquisition costs		22,800,000		(28,200,000)		13,200,000
Reinsurance premiums payable		(563,500,000)		1,404,400,000		1,200,000
Funds withheld		43,600,000		1,100,000		(5,700,000)
Premiums receivable		47,100,000		(177,800,000)		(142,900,000)
Income tax payable		3,500,000		(1,300,000)		(7,600,000)
Accrued expenses and other payable		13,200,000		(87,000,000.0)		73,500,000
Derivative assets and derivative liabilities		15,400,000		(21,700,000)		13,600,000
Operating lease liabilities		(15,500,000)		(15,500,000)		(17,500,000)
Other		6,900,000		900,000		100,000
Net cash provided by/(used in) operating activities		324,700,000		(55,000,000.0)		524,700,000
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale		(1,554,800,000)		(1,613,900,000)		(2,217,300,000)
(Purchases) of fixed income securities — Trading		(418,500,000)		(724,600,000)		(866,400,000)
Proceeds from sales and maturities of fixed income securities — Available for sale		1,326,700,000		2,212,500,000		1,538,100,000
Proceeds from sales and maturities of fixed income securities — Trading		474,000,000.0		293,600,000		548,200,000
Net proceeds from catastrophe bonds — Trading		1,500,000		500,000		14,300,000
(Purchases) of short-term investments — Available for sale		(265,900,000)		(55,900,000)		(17,200,000)
Proceeds from sale of short-term investments — Available for sale		231,000,000.0		13,600,000		99,600,000
(Purchases) of short-term investments — Trading		(15,100,000)		(7,000,000.0)		(26,800,000)
Proceeds from sale of short-term investments — Trading		19,500,000		2,600,000		60,800,000
(Purchases) of privately-held investments - Available for sale		(14,700,000)		0		0
(Purchases) of privately-held investments — Trading		(99,000,000.0)		(377,900,000)		(205,100,000)
Proceeds from sale of privately-held investments — Trading		136,900,000		147,400,000		182,100,000
Net change in receivable/(payable) for securities sold/(purchased)		19,900,000		(31,800,000)		26,600,000
(Purchases) of other investments		(9,300,000)		(62,500,000)		(20,000,000.0)
Net proceeds from sales of other investments		4,900,000		5,900,000		0
Net (purchases)/sales of fixed assets		8,900,000		(3,000,000.0)		64,500,000
Net (purchases) of investments, equity method		(400,000)		(2,000,000.0)		(2,700,000)
Net cash (used in) investing activities		(172,200,000)		(196,500,000)		(950,300,000)
Cash flows from financing activities:
Repayments of Short-Term Debt		(300,000,000.0)		0		0
Proceeds from term loan facility		300,000,000.0		0		0
Capital contribution		0		0		45,000,000.0
Payments of Ordinary Dividends, Common Stock		40,300,000		40,000,000.0		0
Dividends paid on preference shares		(49,900,000)		(44,600,000)		(44,500,000)
Net cash (used in)/provided by financing activities		(90,200,000)		(84,600,000)		500,000
Effect of exchange rate movements on cash and cash equivalents		6,600,000		(18,800,000)		(8,100,000)
Increase/(decrease) in cash and cash equivalents		68,900,000		(354,900,000)		(433,200,000)
Cash and cash equivalents at beginning of period		959,200,000	[2]	1,314,100,000	[2]	1,747,300,000
Cash and cash equivalents at end of period (1)	[2]	1,028,100,000		959,200,000		1,314,100,000
Restricted cash		323,200,000	[2]	232,100,000	[2]	364,900,000
Supplemental disclosure of cash flow information:
Income taxes paid		60,900,000		29,100,000		15,700,000
Interest paid		$ 15,600,000		$ 14,300,000		$ 14,000,000.0

[1]	Realized and unrealized investments gains includes gains of $8.7 million on related party investments (2022 — $0.4 million loss, 2021 — $Nil ).
[2]	Cash and cash equivalents includes restricted cash of $323.2 million (2022 — $232.1 million, 2021 — $364.9 million) which are held in trusts.